DEFERRED REVENUES AND DEFERRED COSTS (Schedule of Deferred Revenues and Deferred Costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Deferred revenues:
Deferred product revenues			$ 695	$ 917
Deferred maintenance and professional services revenues			56,900	55,712
Revenue Remaining Performance Obligation	$ 57,595	$ 40,332	57,595	56,629
Less - amounts offset from accounts receivable			(22,032)	(25,165)
Deferred revenues			$ 35,563	$ 31,464
The change in deferred revenues:
Balance at beginning of year	56,629	40,332
Deferred revenue relating to new sales	40,225	44,667
Revenue recognized during the year	(39,259)	(28,370)
Balance at end of year	$ 57,595	$ 56,629